Other Income and Expenses - Summary of Details of Other Income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Income And Expense [Abstract]
Gain on disposal of property and equipment	₩ 7	₩ 0	₩ 3
Reversal of other bad debt allowances	0	2	35
Miscellaneous gain	600	656	315
Total	₩ 607	₩ 658	₩ 353